Credit Impairment Losses	12 Months Ended
Dec. 31, 2020
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Credit Impairment Losses
12	Credit impairment losses

	Year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Accounts and other receivables and contract assets	723,774	794,116	1,499,344
Financing guarantee contracts	501,704	120,961	772,614
Loans to customers	(412,843)	(63,240)	744,893
Financial assets at amortized cost	121,989	1,010,867	18,193
Others	(30)	41	144

	934,594	1,862,745	3,035,188